UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7362

                  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 446-1013

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Letter from the Chairman                               [Picture
                                                        R. Jay Gerken]

                                                        R. Jay Gerken, CFA
                                                        Chairman and
                                                        Chief Executive Officer


Dear Shareholder,

The bond markets experienced a pullback over the last six months amid signs of a strengthening economy and renewed inflationary pressures, and rising interest rates. After a four-year period of monetary easing, which saw the Federal Reserve Bank ("Fed") steer the key federal funds target rate /i/ down to a four-decade low of 1%, the Fed reversed course in late June to what many observers believe will be a protracted period of monetary tightening, or steering short-term interest rates higher. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies that growth.

The Fed's increase in the federal funds rate, to 1.25% at the end of June, was widely anticipated. As bond prices declined, the yields on most fixed-income instruments, particularly those on longer-maturity issues, began moving up earlier this year and continued their ascent as it became more evident that the improving economy and higher inflation would compel the Fed to act in June. In particular, evidence of renewed job growth - the one missing piece from the economic recovery - drove rates higher beginning in the spring. Intermediate-term municipal bonds, particularly those of 7- to 10-year maturities, succumbed to more pricing pressure than 15- to 20-year issues and short-term notes, but all these maturity classes held up better than bonds with longer maturities of more than 22 years. /ii/

Market Overview

During the six months ended June 30, 2004, the Salomon Brothers Municipal Partners Fund Inc. returned -3.38% based on its New York Stock Exchange ("NYSE") market price and -1.39% based on its net asset value ("NAV") /iii/ per share.The fund's benchmark, the unmanaged Lehman Brothers Municipal Bond Index /iv/ returned -0.68 and its Lipper general municipal debt (leveraged) closed-end funds category average returned -1.26% over the same time frame. /v/ Please note that Lipper performance returns are based on each fund's NAV. The average credit rating of holdings in the fund was Aa1 (or deemed by the portfolio manager to be of comparable credit quality). /vi/ The fund had the largest exposure to the water-and-sewer, healthcare and transportation sectors. The fund's largest aggregated holdings by state were New Jersey, Illinois and Ohio.

During this six-month period, the fund distributed dividends to shareholders totaling $0.42 per share. The performance table on the following page, shows the fund's 30-day SEC and annualized distribution yields as well as its six-month total return based on its NAV and market price as of June 30, 2004. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's yields will vary.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


                                FUND PERFORMANCE
                               AS OF JUNE 30, 2004

                                              Annualized         6-Month
                             30-Day          Distribution         Total
   Price Per Share          SEC Yield           Yield            Return

   $14.89 (NAV)               6.46%             5.64%            -1.39%

   $13.12 (NYSE)              7.35%             6.40%            -3.38%


ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S YIELDS WILL VARY.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The "SEC yield" is a return figure often quoted by bond and other fixed income mutual funds. This quotation is based on the most recent 30-day (or one month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. The annualized distribution yield assumes a current monthly income dividend rate of $0.070 for 12 months. These yields are as of June 30, 2004 and are subject to change.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Looking for Additional Information?

The fund is traded under the symbol "MNP" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XMNPX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial web sites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current NAV, market price and other information.

Thank you for your investment in the Salomon Brothers Municipal Partners Fund Inc. We appreciate your continued confidence in our stewardship of your assets and we value our relationship with you.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

July 20, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investors could lose money on their investment in the fund. Certain investors may be subject to the Federal Alternative Minimum Tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charges other banks that need overnight loans.

ii Source: Based upon Lehman Brothers index performance data for each respective maturity category of municipal bonds.

iii NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.

iv The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

v Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 65 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

vi Bonds rated "Aa" are judged to be of high quality by all standards by Moody's Investors Service. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 is the lower rating within its generic category.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited)
June 30, 2004


     Face
    Amount     Rating(a)                            Security                                               Value
-------------------------------------------------------------------------------------------------------------------
Long-Term Investments -- 98.7%
California -- 3.5%
 $2,500,000    AA-      California State Economic Recovery, Series A, 5.250% due 7/1/12 ..............  $ 2,748,125
  1,370,000    AAA      Pleasant Valley, CA School District Ventura County, Series A, MBIA-Insured,
                          5.850% due 2/1/17 ..........................................................    1,567,787
                                                                                                        -----------
                                                                                                          4,315,912
                                                                                                        -----------
Colorado -- 0.9%
  1,000,000    A-       Colorado Springs, CO Hospital Revenue, 6.375% due 12/15/30 ...................    1,057,290
                                                                                                        -----------
District of Columbia -- 1.7%
  2,000,000    AAA      District of Columbia Revenue (American University), AMBAC-Insured,
                          5.625% due 10/1/26 .........................................................    2,068,220
                                                                                                        -----------
Georgia -- 0.0%
     40,000    AAA      Fulton County, GA Housing Authority, Single-Family Mortgage, Series A,
                          GNMA-Collateralized, 6.600% due 3/1/28 .....................................       40,668
                                                                                                        -----------
Hawaii -- 1.7%
  2,000,000    AAA      Hawaii State Airport System Revenue Refunding, Series B, FGIC-Insured,
                          6.000% due 7/1/19 ..........................................................    2,163,080
                                                                                                        -----------
Illinois -- 14.6%
  3,750,000    AAA      Chicago, IL Board of Education (Chicago School Reform), AMBAC-Insured,
                          5.750% due 12/1/27 .........................................................    4,131,975
                        Chicago, IL Midway Airport Revenue, MBIA-Insured:
  2,000,000    AAA        Series A, 5.500% due 1/1/29 ................................................    2,029,720
  2,000,000    AAA        Series B, 5.625% due 1/1/29 ................................................    2,022,540
  2,000,000    Aaa*     Illinois Development Finance Authority, Revolving Fund Revenue,
                          5.250% due 9/1/12 ..........................................................    2,190,600
  1,000,000    AA+      Illinois Educational Facilities Authority Revenues (Northwestern University),
                          5.500% due 12/1/13 .........................................................    1,098,300
  1,500,000    A+       Illinois Health Facilities Authority Revenue Refunding
                          (Lutheran General Health System), Series C, 7.000% due 4/1/14 ..............    1,799,580
  1,500,000    AAA      Illinois State First Series, FSA-Insured, 5.500% due 5/1/16 ..................    1,659,630
  3,000,000    Aa3*     Illinois State Sales Tax Revenue, Series V (Pre-Refunded - Escrowed
                          with U.S. Treasury obligations to 6/15/05 Call @ 102), 6.375% due 6/15/20 ..    3,194,400
                                                                                                        -----------
                                                                                                         18,126,745
                                                                                                        -----------
Indiana -- 2.3%
  1,000,000    BBB+     Indiana State Development Finance Authority, Environmental Revenue
                          (USX Corp. Project), 5.250% due 12/1/22 ....................................    1,054,380
  1,750,000    AAA      Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23 ............    1,762,372
                                                                                                        -----------
                                                                                                          2,816,752
                                                                                                        -----------


-------------------------------------------------------------------------------------------------------------------
                                                  See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2004


     Face
    Amount     Rating(a)                            Security                                              Value
-------------------------------------------------------------------------------------------------------------------
Iowa -- 0.9%
 $1,000,000    A1*      Iowa Finance Authority, Hospital Facility Revenue, 6.750% due 2/15/16 ........ $  1,098,570
                                                                                                       ------------
Kansas -- 1.2%
  1,430,000    AA       Kansas State Development Finance Authority, Health Facilities Revenue
                          (Sisters of Charity), Series J, 6.250% due 12/1/28 .........................    1,542,827
                                                                                                       ------------
Maryland -- 5.6%
                        Maryland State Health & Higher Educational Facilities Authority Revenue:
  1,500,000    Baa1*      Caroll County General Hospital, 6.000% due 7/1/37 ..........................    1,552,245
  1,000,000    A          Surburban Hospital, Series A, 5.500% due 7/1/16 ............................    1,057,530
                          University of Maryland Medical Systems:
  1,000,000    A3*          6.750% due 7/1/30 ........................................................    1,119,830
    500,000    A            6.000% due 7/1/32 ........................................................      519,945
  2,500,000    Aaa*     Northeast Maryland Waste Disposal Authority, Solid Waste Revenue
                          Refunding, AMBAC-Insured, 5.500% due 4/1/15 ................................    2,673,450
                                                                                                       ------------
                                                                                                          6,923,000
                                                                                                       ------------
Massachusetts -- 8.0%
  3,500,000    AAA      Massachusetts State GO, Series C, FGIC-Insured, 5.500% due 11/1/15 ...........    3,893,470
  2,500,000    AA-      Massachusetts State Health & Educational Facilities Authority Revenue
                          (Partners Healthcare Systems), Series C, 5.750% due 7/1/32 .................    2,587,425
  3,170,000    AAA      Massachusetts State Water Pollution Abatement, Series A, 5.750% due 8/1/29 ...    3,371,105
                                                                                                       ------------
                                                                                                          9,852,000
                                                                                                       ------------
Michigan -- 1.2%
  1,500,000    AA-      Michigan State Hospital Finance Authority Revenue Refunding
                          (Trinity Health), Credit C, 5.375% due 12/1/30 .............................    1,511,550
                                                                                                       ------------
Minnesota -- 2.3%
  2,785,000    AA+      Minnesota State Housing Finance Agency, Single-Family Mortgage,
                          Series H, 6.500% due 1/1/26 ................................................    2,800,680
                                                                                                       ------------
Nevada -- 3.1%
  1,350,000    AAA      Clark County, NV Passenger Facility Revenue (McCarran International
                          Airport), Series A, MBIA-Insured, 5.750% due 7/1/23 ........................    1,410,628
                        Nevada Housing Division, Single-Family Program, Series B-2:
  2,255,000    Aa2*       6.400% due 10/1/25 .........................................................    2,282,534
    185,000    Aa2*       6.950% due 10/1/26 .........................................................      186,332
                                                                                                       ------------
                                                                                                          3,879,494
                                                                                                       ------------
New Hampshire -- 0.1%
    165,000    Aa2*     New Hampshire State HFA, Single-Family Residential, Series A,
                          6.800% due 7/1/15 ..........................................................      165,376
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
                                           See Notes to Financial Statements.

                                                                                                             PAGE 5

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2004


     Face
    Amount     Rating(a)                            Security                                               Value
-------------------------------------------------------------------------------------------------------------------
New Jersey -- 12.3%
                        New Jersey EDA:
 $5,150,000    AAA        PCR (Public Service Electric and Gas Co. Project), Series A,
                            MBIA-Insured, 6.400% due 5/1/32 ..........................................  $ 5,332,310
  2,500,000    AA-        School Facilities Construction, Series G, 5.000% due 9/1/11 ................    2,709,950
  4,450,000    AAA        Water Facilities Revenue (New Jersey American Water Co., Inc. Project),
                            Series A, FGIC-Insured, 6.875% due 11/1/34 ...............................    4,606,417
  1,000,000    A2*      New Jersey Health Care Facilities Financing Authority Revenue
                          (Hackensack University Medical Center), 6.000% due 1/1/25 ..................    1,030,330
  1,395,000    AAA      New Jersey Transportation Trust Fund Authority, Transportation System,
                          Series A, AMBAC-Insured, 5.000% due 12/15/11 ...............................    1,513,561
                                                                                                        -----------
                                                                                                         15,192,568
                                                                                                        -----------
New York -- 6.5%
    600,000    AAA      Nassau County, NY Interim Finance Authority, Sales Tax Secured, Series A,
                          AMBAC-Insured, 5.000% due 11/15/09 .........................................      648,456
                        New York City, NY GO, Series A:
    180,000    A          6.000% due 5/15/30 .........................................................      190,784
    820,000    A          Pre-Refunded - Escrowed with U.S. government securities to 5/15/10
                            (Call @ 101), 6.000% due 5/15/30 .........................................      942,246
                        New York City, NY Municipal Water Finance Authority,
                          Water & Sewer System Revenue, Series B:
  1,175,000    AA           5.750% due 6/15/29 .......................................................    1,229,320
  1,000,000    AA           5.125% due 6/15/31 .......................................................      994,910
  1,250,000    AA+      New York City, NY Transitional Finance Authority Revenue, Series A,
                          5.500% due 11/15/17 ........................................................    1,350,837
  1,500,000    AAA      New York State Environmental Facilities Corp., Clean Water & Drinking
                          Revolving Funds, Series B, 5.000% due 11/15/16 .............................    1,616,325
    140,000    Aaa*     New York State Mortgage Agency Revenue, 24th Series, 6.125% due 10/1/30 ......      141,996
    950,000    AAA      Port Authority of New York and New Jersey Construction, 96th Series,
                          FGIC-Insured, 6.600% due 10/1/23 ...........................................      970,121
                                                                                                        -----------
                                                                                                          8,084,995
                                                                                                        -----------
Ohio -- 8.5%
  1,375,000    Aaa*     Butler County, OH, MBIA-Insured, 5.250% due 12/1/15 ..........................    1,489,647
  2,000,000    BBB+     Miami County, OH Hospital Facilities Revenue Refunding & Improvement
                          (Upper Valley Medical Center), 6.250% due 5/15/13 ..........................    2,083,000
  6,700,000    A+       Ohio State Water Development Authority, Solid Waste Disposal Revenue
                          (Cargill Inc.), 6.300% due 9/1/20 ..........................................    6,932,490
                                                                                                        -----------
                                                                                                         10,505,137
                                                                                                        -----------

-------------------------------------------------------------------------------------------------------------------
                                                See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2004


     Face
    Amount     Rating(a)                            Security                                             Value
-------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.2%
 $1,250,000    AAA      Delaware Valley, PA Regional Financial Authority, Local Government Revenue,
                          Series A, AMBAC-Insured, 5.500% due 8/1/28 ................................. $  1,327,462
  1,090,000    AAA      Philadelphia, PA GO, Series A, XLCA-Insured, 5.250% due 2/15/14 ..............    1,172,775
    250,000    AAA      Philadelphia, PA School District, Series A, FSA-Insured, 5.500% due 2/1/31 ...      259,398
                                                                                                        -----------
                                                                                                          2,759,635
                                                                                                        -----------
Puerto Rico -- 3.2%
  2,500,000    AAA      Puerto Rico Commonwealth Refunding Revenue, FGIC-Insured,
                          5.500% due 7/1/13 ..........................................................    2,815,400
  1,100,000    AAA      Puerto Rico Commonwealth Highway & Transportation Authority,
                          Transportation Revenue, Series J, MBIA-Insured, 5.000% due 7/1/11 ..........    1,200,980
                                                                                                        -----------
                                                                                                          4,016,380
                                                                                                        -----------
Tennessee -- 7.2%
  1,000,000    Aaa*     County of Montgomery, TN GO, FGIC-Insured, 5.000% due 5/1/14 .................    1,070,270
  2,900,000    AA-      Humphreys County, TN IDB, Solid Waste Disposal Revenue
                          (E.I. du Pont de Nemours and Co. Project), 6.700% due 5/1/24 ...............    2,966,729
  3,500,000    AAA      Memphis-Shelby County, TN Airport Authority Revenue, Series D,
                          AMBAC-Insured, 6.000% due 3/1/24 ...........................................    3,747,800
  1,045,000    AA       Tennessee Housing Development Agency (Homeownership Program),
                          Series 2C, 6.350% due 1/1/31 ...............................................    1,097,386
                                                                                                        -----------
                                                                                                          8,882,185
                                                                                                        -----------
Texas -- 5.0%
  1,165,000    A        Harris County, TX Health Facilities Development Authority,
                          Hospital Revenue (Memorial Hermann Healthcare System), Series A,
                          5.250% due 12/1/17 .........................................................    1,193,135
  2,105,000    AAA      Lower Colorado River Authority, TX Revenue Refunding & Improvement,
                          AMBAC-Insured, 5.250% due 5/15/14 ..........................................    2,277,947
    100,000    AAA      North Harris Montgomery Community College District, TX Refunding,
                          FGIC-Insured, 5.375% due 2/15/16 ...........................................      107,099
  2,500,000    AAA      Texas State Turnpike Authority Revenue, First Tier, Series A,
                          AMBAC-Insured, 5.500% due 8/15/39 ..........................................    2,579,775
                                                                                                        -----------
                                                                                                          6,157,956
                                                                                                        -----------
Virginia -- 1.3%
  1,435,000    AA+      Virginia State Public School Authority Refunding Revenue
                          (School Financing 1997), Series D, 5.250% due 8/1/12 .......................    1,583,063
                                                                                                        -----------

-------------------------------------------------------------------------------------------------------------------
                                             See Notes to Financial Statements.

                                                                                                             PAGE 7

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

June 30, 2004


     Face
    Amount     Rating(a)                            Security                                               Value
-------------------------------------------------------------------------------------------------------------------
Washington -- 5.4%
 $1,000,000    AAA      Chelan County, WA Public Utility District (Chelan Hydro System No. 1),
                          Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 ........... $  1,012,870
  4,250,000    AAA      Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28 ....................    4,486,003
  1,200,000    AAA      Washington State Public Power Supply System Revenue Refunding
                          (Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17 .........    1,251,576
                                                                                                       ------------
                                                                                                          6,750,449
                                                                                                       ------------
                        Total Long-Term Investments (Cost -- $117,904,136) ...........................  122,294,532
                                                                                                       ------------


Short-Term Investments -- 1.3%

Idaho -- 1.3%
  1,650,000    A-1+     Idaho Health Facilities Authority Revenues (St. Lukes Medical Center),
                          FSA-Insured, VRDO, 1.080% due 7/1/30 (Cost -- $1,650,000)...................    1,650,000
                                                                                                       ------------
                        Total Investments -- 100.0% (Cost -- $119,554,136**).......................... $123,944,532
                                                                                                       ============

-------------------
(a) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*) which are rated by Moody's Investors Service, Inc.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 9 and 10 for definitions of ratings and abbreviations.

--------------------------------------------------------------------------------
                         See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Long-Term Security Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    - Bonds rated "AAA" have the highest rating assigned by Standard
         & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     - Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      - Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    - Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    - Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     - Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      - Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    - Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     - Indicates that the bond is not rated by Moody's or Standard & Poor's as indicated.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Short-Term Security Ratings (unaudited)


SP-1   - Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    - Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 - Moody's highest rating for issues having a demand feature - VRDO.

P-1    - Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


Abbreviations* (unaudited)



ABAG      - Association of Bay Area Governments     ISD       - Independent School District
AIG       - American International Guaranty         ISO       - Independent System Operator
AMBAC     - Ambac Assurance Corporation             LOC       - Letter of Credit
AMT       - Alternative Minimum Tax                 MBIA      - Municipal Bond Investors Assurance
BAN       - Bond Anticipation Notes                               Corporation
BIG       - Bond Investors Guaranty                 MERLOT    - Municipal Exempt Receipts Liquidity
CDA       - Community Development Authority                       Optional Tender
CGIC      - Capital Guaranty Insurance Company      MFH       - Multi-Family Housing
CHFCLI    - California Health Facility              MSTC      - Municipal Securities Trust
              Construction Loan Insurance                         Certificates
CONNIE    - College Construction Loan               MUD       - Municipal Utilities District
  LEE         Insurance Association                 MVRICS    - Municipal Variable Rate Inverse
COP       - Certificate of Participation                          Coupon Security
CSD       - Central School District                 PART      - Partnership Structure
CTFS      - Certificates                            PCFA      - Pollution Control Finance Authority
DFA       - Development Finance Authority           PCR       - Pollution Control Revenue
EDA       - Economic Development Authority          PFA       - Public Finance Authority
EFA       - Educational Facilities Authority        PFC       - Public Finance Corporation
ETM       - Escrowed to Maturity                    PSFG      - Permanent School Fund Guaranty
FGIC      - Financial Guaranty Insurance Company    Q-SBLF    - Qualified School Bond Loan Fund
FHA       - Federal Housing Administration          Radian    - Radian Asset Assurance
FHLMC     - Federal Home Loan Mortgage              RAN       - Revenue Anticipation Notes
              Corporation                           RAW       - Revenue Anticipation Warrants
FLAIRS    - Floating Adjustable Interest Rate       RDA       - Redevelopment Agency
              Securities                            RIBS      - Residual Interest Bonds
FNMA      - Federal National Mortgage Association   RITES     - Residual Interest Tax-Exempt Securities
FRTC      - Floating Rate Trust Certificates        SPA       - Standby Bond Purchase Agreement
FSA       - Federal Savings Association             SWAP      - Swap Structure
GIC       - Guaranteed Investment Contract          SYCC      - Structured Yield Curve Certificate
GNMA      - Government National Mortgage            TAN       - Tax Anticipation Notes
              Association                           TCRS      - Transferable Custodial Receipts
GO        - General Obligation                      TECP      - Tax Exempt Commercial Paper
HDC       - Housing Development Corporation         TFA       - Transitional Finance Authority
HEFA      - Health & Educational Facilities         TOB       - Tender Option Bond Structure
              Authority                             TRAN      - Tax and Revenue Anticipation Notes
HFA       - Housing Finance Authority               UFSD      - Unified Free School District
IBC       - Insured Bond Certificates               UHSD      - Unified High School District
IDA       - Industrial Development Authority        USD       - Unified School District
IDB       - Industrial Development Board            VA        - Veterans Administration
IDR       - Industrial Development Revenue          VRDD      - Variable Rate Daily Demand
IFA       - Industrial FinanceAgency                VRDO      - Variable Rate Demand Obligation
INFLOS    - Inverse Floaters                        VRWE      - Variable Rate Wednesday Demand
                                                    XLCA      - XL Capital Assurance

-----------------
 * Abbreviations may or may not appear in the Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Statement of Assets and Liabilities (unaudited)
June 30, 2004


ASSETS:
     Investments, at value (Cost -- $119,554,136) ...................................................   $123,944,532
     Cash ...........................................................................................         39,748
     Interest receivable ............................................................................      1,860,696
     Receivable for securities sold .................................................................         50,472
     Prepaid expenses ...............................................................................         10,494
                                                                                                        ------------
     TOTAL ASSETS ...................................................................................    125,905,942
                                                                                                        ------------

LIABILITIES:
     Management fee payable .........................................................................         56,507
     Preferred dividends payable ....................................................................          3,067
     Accrued expenses ...............................................................................        114,615
                                                                                                        ------------
     TOTAL LIABILITIES ..............................................................................        174,189
                                                                                                        ------------
AUCTION RATE PREFERRED STOCK
     (800 SHARES AUTHORIZED AND ISSUED AT $50,000 PER SHARE) (NOTE 4) ...............................     40,000,000
                                                                                                        ------------
TOTAL NET ASSETS ....................................................................................   $ 85,731,753
                                                                                                        ============

NET ASSETS:
     Common Stock ($0.001 par value, 100,000,000 shares authorized; 5,757,094 shares outstanding) ...   $      5,757
     Additional paid-in capital .....................................................................     79,673,514
     Undistributed net investment income ............................................................      1,492,143
     Accumulated net realized gain from investment transactions .....................................        169,943
     Net unrealized appreciation of investments .....................................................      4,390,396
                                                                                                        ------------
TOTAL NET ASSETS ....................................................................................   $ 85,731,753
                                                                                                        ============
NET ASSET VALUE PER SHARE OF COMMON STOCK ($85,731,753 / 5,757,094 shares outstanding) ..............         $14.89
                                                                                                             =======

--------------------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.

                                                                                                             Page 11

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Statement of Operations (unaudited)
For the Six Months Ended June 30, 2004


INVESTMENT INCOME:
    Interest ........................................................................................   $  3,250,345
                                                                                                        ------------

EXPENSES:
    Management fee (Note 2) .........................................................................        350,584
    Auction agent fees ..............................................................................         54,123
    Audit and tax services ..........................................................................         36,218
    Shareholder communications ......................................................................         33,763
    Directors' fees .................................................................................         33,521
    Legal ...........................................................................................         19,308
    Listing fees ....................................................................................         10,756
    Transfer agency services ........................................................................         10,353
    Custody .........................................................................................          6,197
    Insurance .......................................................................................          1,511
    Other ...........................................................................................         12,434
                                                                                                        ------------
    TOTAL EXPENSES ..................................................................................        568,768
                                                                                                        ------------
NET INVESTMENT INCOME ...............................................................................      2,681,577
                                                                                                        ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
    Realized Gain From Investment Transactions (excluding short-term investments):
      Proceeds from sales ...........................................................................     15,672,685
      Cost of securities sold .......................................................................     15,210,227
                                                                                                        ------------
    NET REALIZED GAIN ...............................................................................        462,458
                                                                                                        ------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of period ...........................................................................      8,533,659
      End of period .................................................................................      4,390,396
                                                                                                        ------------
    DECREASE IN NET UNREALIZED APPRECIATION .........................................................     (4,143,263)
                                                                                                        ------------
NET LOSS ON INVESTMENTS .............................................................................     (3,680,805)
                                                                                                        ------------
DIVIDENDS PAID TO AUCTION RATE PREFERRED STOCKHOLDERS
    FROM NET INVESTMENT INCOME ......................................................................       (214,679)
                                                                                                        ------------
DECREASE IN NET ASSETS FROM OPERATIONS ..............................................................   $ (1,213,907)
                                                                                                        ============

---------------------------------------------------------------------------------------------------------------------
                                              See Notes to Financial Statements.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                                     2004           2003
------------------------------------------------------------------------------------------------------------

OPERATIONS:
    Net investment income..................................................     $  2,681,577    $  5,463,074
    Net realized gain ....................................................           462,458         161,658
    Increase (decrease) in net unrealized appreciation.....................       (4,143,263)        598,838
    Dividends paid to Auction Rate Preferred Stockholders
      from net investment income ..........................................         (214,679)       (405,855)
                                                                                 -----------     -----------
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS......................       (1,213,907)      5,817,715
                                                                                 -----------     -----------
DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
    Net investment income..................................................       (2,417,979)     (4,835,959)
                                                                                 -----------     -----------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS PAID TO
      COMMON STOCK SHAREHOLDERS............................................       (2,417,979)     (4,835,959)
                                                                                 -----------     -----------
INCREASE (DECREASE) IN NET ASSETS..........................................       (3,631,886)        981,756

NET ASSETS:
    Beginning of period....................................................       89,363,639      88,381,883
                                                                                 -----------     -----------
    END OF PERIOD*.........................................................      $85,731,753     $89,363,639
                                                                                 ===========     ===========
* Includes undistributed net investment income of:.........................      $ 1,492,143     $ 1,443,224
                                                                                 ===========     ===========

------------------------------------------------------------------------------------------------------------
                                      See Notes to Financial Statements.

                                                                                                     PAGE 13

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Notes to Financial Statements (unaudited)


Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund Inc. ("Fund"), was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), may appreciate in value relative to other similar obligations in the marketplace.

The following are a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Long-term capital gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in
Note 4. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Note 2. Management and Advisory Fees and Other Transactions

SBAM acts as the investment adviser and administrator of the Fund. SBAM provides all management, advisory and administration services for the Fund. As compensation for its services, the Fund pays SBAM an investment management fee at an annual rate of 0.55% of the Fund's average weekly net assets. For purposes of calculating this fee, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets. This fee is calculated daily and paid monthly.

SBAM has delegated certain administrative services to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Note 3. Investments

For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases.......................................................... $14,379,322
                                                                    ===========
Sales.............................................................. $15,672,685
                                                                    ===========

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation...................................... $ 5,181,726
Gross unrealized depreciation......................................    (791,330)
                                                                    -----------
Net unrealized appreciation........................................ $ 4,390,396
                                                                    ===========

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Note 4. Auction Rate Preferred Stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Stock") at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the six months ended June 30, 2004 ranged from 0.860% to 1.400%. The weighted average dividend rate for the six months ended June 30, 2004 was 1.076%.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Stock.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund's ability to pay dividends to common shareholders.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Note 5. Concentration of Credit Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6. Events Subsequent to June 30, 2004

COMMON STOCK DIVIDENDS. On May 14, 2004, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.070 per share, payable on July 30 and August 27, 2004 to shareholders of record on July 13 and August 17, 2004, respectively. In addition, on July 29, 2004, the Board of Directors of the Fund declared three common share dividends from net investment income, each in the amount of $0.070 per share, payable on September 24, October 29, and November 26, 2004 to shareholders of record on September 14, October 13 and November 16, 2004, respectively.

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

   Auction          Commencement of      Rate Effective          Preferred
    Date              Rate Period            Through               Rate
--------------------------------------------------------------------------------
   6/28/04              6/29/04                7/5/04             1.400%
    7/2/04               7/6/04               7/12/04             1.400
   7/12/04              7/13/04               7/19/04             1.250
   7/19/04              7/20/04               7/26/04             1.200
   7/26/04              7/27/04                8/2/04             1.050
--------------------------------------------------------------------------------

Note 7.  Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Financial Highlights


Data for a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:


                                            2004(1)     2003        2002       2001       2000      1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.       $15.52     $15.35      $14.38     $14.25     $13.12     $14.92
                                            ------     ------      ------     ------     ------    -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income...................    0.47       0.95        1.00       1.03       1.06       1.02
  Net realized and unrealized gain (loss)    (0.64)      0.13        0.86       0.04       1.14      (1.77)
  Dividends paid to Auction Rate
     Preferred Stockholders from net
     investment income....................   (0.04)     (0.07)      (0.10)     (0.21)     (0.29)     (0.25)
                                            ------     ------      ------     ------     ------    -------
Total Income (Loss) From Operations.......   (0.21)      1.01        1.76       0.86       1.91      (1.00)
                                            ------     ------      ------     ------     ------    -------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income...................   (0.42)     (0.84)      (0.79)     (0.73)     (0.78)     (0.80)
                                            ------     ------      ------     ------     ------    -------
Total Distributions Paid to Common
  Stock Shareholders .....................   (0.42)     (0.84)      (0.79)     (0.73)     (0.78)     (0.80)
                                            ------     ------      ------     ------     ------    -------

NET ASSET VALUE, END OF PERIOD............  $14.89     $15.52      $15.35     $14.38     $14.25     $13.12
                                            ======     ======      ======     ======     ======    =======

MARKET VALUE, END OF PERIOD...............  $13.12     $14.00      $13.40     $12.59   $12.0625   $10.9375
                                            ======     ======      ======     ======   ========   ========

TOTAL RETURN, BASED ON MARKET PRICE(2)       (3.38)%++  11.07%      12.93%     10.52%     17.90%    (17.52)%
RATIOS TO AVERAGE NET ASSETS
OF COMMON STOCK SHAREHOLDERS(3):
  Operating expenses......................    1.30%+     1.32%       1.34%      1.33%      1.36%      1.30%
  Net investment income...................    6.12%+     6.17%       6.70%      7.10%      7.84%      7.18%
NET ASSETS OF COMMON STOCK
  SHAREHOLDERS, END OF PERIOD (000s)...... $85,732    $89,364     $88,382    $82,778    $82,067    $75,513
PORTFOLIO TURNOVER RATE...................      11%        57%         71%        34%        31%        54%
AUCTION RATE PREFERRED STOCK:
  Total Amount Outstanding (000s)......... $40,000    $40,000     $40,000    $40,000    $40,000    $40,000
  Asset Coverage Per Share................ 157,165    161,705     160,478    153,473    152,584    144,391
  Involuntary Liquidating Preference
     Per Share............................  50,000     50,000      50,000     50,000     50,000     50,000
  Average Market Value Per Share..........  50,000     50,000      50,000     50,000     50,000     50,000

----------------------------------------------------------------------------------------------------------


(1)  For the six months ended June 30, 2004 (unaudited).
(2) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(3) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.
++ Total Return in not annualized, as it may not be representative of the total return for the year.
+    Annualized.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Additional Stockholder Information (unaudited)

Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Municipal Partners Fund Inc. was held on April 30, 2004, for the purpose of considering and voting upon the election of Dr. Riordan Roett as Class I Director, Jeswald W. Salacuse as a Class IIIDirector and William R. Hutchinson as a Class IIIDirector. The following table provides information concerning the matter voted upon at the
Meeting:


1. Election of Directors*


                                    Common           Common          Preferred         Preferred
                                    Shares           Shares            Shares           Shares
    Nominees                         For            Withheld             For           Withheld
    ----------                    -----------      -----------       -----------      -----------
    Dr. Riordan Roett                 N/A              N/A               532               2
    William R. Hutchinson          5,035,009         381,845             532               2
    Jeswald W. Salacuse            5,035,009         381,845             532               2


--------------
* At June 30, 2004, in addition to the above listed Directors, the other Directors of the Fund were as follows:
Carol L. Colman (Class I)
Daniel P. Cronin (Class II)
Leslie H. Gelb (Class I)
R. Jay Gerken (Class II)

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New YorkStock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed tothe Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.

                       -----------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC's web site at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.


Directors                                       Salomon Brothers Municipal Partners Fund Inc.
                                                      125 Broad Street
CAROL L. COLMAN                                       10th Floor, MF-2
                                                      New York, New York 10004
DANIEL P. CRONIN                                      Telephone 1-888-777-0102

LESLIE H. GELB                                  INVESTMENT MANAGER
                                                      Salomon Brothers Asset Management Inc
R. JAY GERKEN, CFA                                    399 Park Avenue
                                                      New York, New York 10022
WILLIAM R. HUTCHINSON
                                                AUCTION AGENT
RIORDAN ROETT                                         Deutsche Bank
                                                      60 Wall Street
JESWALD W. SALACUSE                                   New York, New York 10005

                                                CUSTODIAN
                                                      State Street Bank and Trust Company
Officers                                              225 Franklin Street
                                                      Boston, Massachusetts 02110
R. JAY GERKEN, CFA
      Chairman and                              TRANSFER AGENT
      Chief Executive Officer                         EquiServe Trust Company, N.A.
                                                      P.O. Box 43010
PETER J. WILBY, CFA                                   Providence, Rhode Island 02940-3010
      President
                                                LEGAL COUNSEL
ANDREW B. SHOUP                                       Simpson Thacher & Bartlett LLP
      Senior Vice President and                       425 Lexington Avenue
      Chief Administrative Officer                    New York, New York 10017-3954

FRANCES M. GUGGINO                              INDEPENDENT REGISTERED PUBLIC
      Chief Financial Officer                   ACCOUNTING FIRM
      and Treasurer                                   PricewaterhouseCoopers LLP
                                                      1177 Avenue of the Americas
ROBERT E. AMODEO                                      New York, New York 10036
      Executive Vice President
                                                NEW YORK STOCK EXCHANGE SYMBOL
ANDREW BEAGLEY*                                       MNP
      Chief Compliance Officer

JOSEPH T. VOPLE
      Controller

ROBERT I. FRENKEL
      Secretary and
      Chief Legal Officer


---------
* As of July 29, 2004.

                                                  Salomon Brothers
                                                  Municipal Partners
                                                  Fund Inc.





                                                  Semi-Annual Report

                                                  JUNE 30, 2004










EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, Rhode Island 02940-3010








MNPSEMI 6/04                                      SALOMON
04-7053                                           BROTHERS
                                                  Asset Management

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

         Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Municipal Partners Fund Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date:    September 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date:    September 8, 2004

By:      /s/ Frances M. Guggino
         Frances M. Guggino
         Chief Financial Officer of
         Salomon Brothers Municipal Partners Fund Inc.

Date:    September 8, 2004